UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Shares	Value
Common Stocks–96.3%
Consumer Discretionary–17.5%
Hotels, Restaurants & Leisure–5.6%
Bally Technologies, Inc.[1]	305,280	$14,244,365
BJ’s Restaurants, Inc.[1]	173,600	6,596,800
Buffalo Wild Wings, Inc.[1]	164,100	14,217,624
Domino’s Pizza, Inc.	238,334	7,366,904
Panera Bread Co., Cl. A1	119,727	16,694,733
Peet’s Coffee & Tea, Inc.[1]	173,240	10,401,330
Shuffle Master, Inc.[1]	663,030	9,149,814

		78,671,570
Household Durables–0.9%
Standard Pacific Corp.[1]	1,964,320	12,159,141
Specialty Retail–8.5%
Asbury Automotive Group, Inc.[1]	440,550	10,436,630
Genesco, Inc.[1]	245,894	14,790,524
Hibbett Sports, Inc.[1]	251,340	14,504,831
Sally Beauty Holdings, Inc.[1]	876,560	22,562,654
Ulta Salon, Cosmetics & Fragrance, Inc.	142,640	13,319,723
Vitamin Shoppe, Inc.[1]	513,200	28,190,076
Zumiez, Inc.[1]	376,770	14,920,092

		118,724,530
Textiles, Apparel & Luxury Goods–2.5%
Steven Madden Ltd.[1]	576,433	18,301,748
Tumi Holdings, Inc.[1]	314,030	5,495,525
Under Armour, Inc., Cl. A1	125,450	11,852,516

		35,649,789
Consumer Staples–3.4%
Food & Staples Retailing–1.5%
Fresh Market, Inc. (The)[1]	273,440	14,664,587
Susser Holdings Corp.[1]	39,822	1,480,184
United Natural Foods, Inc.[1]	94,880	5,205,117

		21,349,888
Food Products–0.7%
Annie’s, Inc.[1]	71,490	2,992,571
Hain Celestial Group, Inc.[1]	127,970	7,043,469

		10,036,040
Personal Products–1.2%
Elizabeth Arden, Inc.[1]	426,690	16,559,839
Energy–3.5%
Energy Equipment & Services–2.7%
Atwood Oceanics, Inc.[1]	301,780	11,419,355
Dril-Quip, Inc.[1]	127,970	8,393,552
Forum Energy Technologies, Inc.[1]	273,230	5,379,899
Hornbeck Offshore Services, Inc.[1]	189,430	7,346,095

1	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Shares	Value
Energy Equipment & Services Continued
Lufkin Industries, Inc.	96,220	$5,226,670

		37,765,571
Oil, Gas & Consumable Fuels–0.8%
Energy XXI (Bermuda) Ltd.	230,840	7,222,984
Oasis Petroleum, Inc.[1]	185,340	4,481,521

		11,704,505
Financials–6.0%
Capital Markets–0.8%
Cohen & Steers, Inc.	209,290	7,222,598
WisdomTree Investments, Inc.[1]	523,540	3,439,658

		10,662,256
Commercial Banks–3.2%
PrivateBancorp, Inc.	1,073,950	15,851,502
Signature Bank[1]	184,549	11,251,953
Texas Capital Bancshares, Inc.[1]	452,752	18,286,653

		45,390,108
Diversified Financial Services–0.3%
MarketAxess Holdings, Inc.	156,296	4,163,725
Insurance–1.4%
ProAssurance Corp.	227,059	20,228,686
Real Estate Investment Trusts–0.3%
Coresite Realty Corp.	146,530	3,783,405
Health Care–19.5%
Biotechnology–4.1%
Ariad Pharmaceuticals, Inc.[1]	280,630	4,829,642
Cepheid, Inc.[1]	407,069	18,216,338
Cubist Pharmaceuticals, Inc.[1]	394,170	14,942,985
Incyte Corp.[1]	483,800	10,982,260
Medivation, Inc.[1]	98,270	8,981,878

		57,953,103
Health Care Equipment & Supplies–6.7%
Align Technology, Inc.[1]	234,570	7,848,712
Cooper Cos., Inc. (The)	229,073	18,270,862
Endologix, Inc.[1]	974,960	15,053,382
Gen-Probe, Inc.[1]	188,460	15,491,412
Insulet Corp.[1]	195,040	4,168,005
NxStage Medical, Inc.[1]	169,360	2,838,474
Orthofix International NV1	282,810	11,665,913
Sirona Dental Systems, Inc.[1]	321,820	14,485,118
Tornier NV1	22,317	500,347
Volcano Corp.[1]	110,046	3,152,818

		93,475,043
Health Care Providers & Services–5.2%
Air Methods Corp.[1]	80,650	7,923,863
Catalyst Health Solutions, Inc.[1]	278,350	26,009,024

2	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Shares	Value
Health Care Providers & Services Continued
HMS Holdings Corp.[1]	430,691	$14,346,317
MWI Veterinary Supply, Inc.[1]	157,765	16,213,509
Team Health Holdings, Inc.[1]	349,950	8,430,296

		72,923,009
Health Care Technology–0.7%
athenahealth, Inc.[1]	119,740	9,479,816
Pharmaceuticals–2.8%
Jazz Pharmaceuticals plc[1]	305,060	13,730,751
Par Pharmaceutical Cos., Inc.[1]	207,960	7,515,674
Salix Pharmaceuticals Ltd.[1]	271,604	14,786,122
Vivus, Inc.[1]	124,060	3,540,672

		39,573,219
Industrials–13.8%
Aerospace & Defense–2.7%
B/E Aerospace, Inc.[1]	428,290	18,699,141
Hexcel Corp.[1]	710,770	18,330,758

		37,029,899
Commercial Services & Supplies–1.0%
Clean Harbors, Inc.[1]	245,030	13,824,593
Electrical Equipment–0.5%
Polypore International, Inc.[1]	179,289	7,241,483
Machinery–2.8%
Chart Industries, Inc.[1]	234,960	16,155,850
Proto Labs, Inc.[1]	70,750	2,034,770
Wabtec Corp.	272,690	21,272,547

		39,463,167
Professional Services–3.4%
Acacia Research Corp.[1]	497,170	18,514,611
Advisory Board Co. (The)[1]	449,320	22,281,779
On Assignment, Inc.[1]	444,460	7,093,582

		47,889,972
Trading Companies & Distributors–3.4%
Beacon Roofing Supply, Inc.[1]	711,730	17,949,831
H&E Equipment Services, Inc.[1]	685,960	10,309,979
TAL International Group, Inc.	236,040	7,904,980
United Rentals, Inc.[1]	352,660	12,004,546

		48,169,336
Information Technology–29.7%
Communications Equipment–1.2%
Procera Networks, Inc.[1]	672,100	16,338,751
Electronic Equipment & Instruments–2.4%
Audience, Inc.[1]	83,620	1,612,194
IPG Photonics Corp.[1]	169,206	7,375,690

3	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Shares	Value
Electronic Equipment & Instruments Continued
OSI Systems, Inc.[1]	386,279	$24,466,912

		33,454,796
Internet Software & Services–4.4%
Bankrate, Inc.[1]	386,010	7,098,724
Bazaarvoice, Inc.[1]	45,810	833,742
Cornerstone OnDemand, Inc.[1]	699,410	16,652,952
Demandware, Inc.[1]	161,287	3,820,889
Liquidity Services, Inc.[1]	453,560	23,217,736
Web.com Group, Inc.[1]	566,009	10,369,285

		61,993,328
IT Services–2.0%
Cardtronics, Inc.[1]	491,059	14,834,892
ServiceSource International, Inc.[1]	995,140	13,782,689

		28,617,581
Semiconductors & Semiconductor Equipment–4.6%
Cirrus Logic, Inc.[1]	538,420	16,087,990
Mellanox Technologies Ltd.[1]	371,840	26,341,146
Monolithic Power Systems, Inc.[1]	726,190	14,429,395
Teradyne, Inc.[1]	509,080	7,157,665

		64,016,196
Software–15.1%
Aspen Technology, Inc.[1]	1,156,820	26,780,383
BroadSoft, Inc.[1]	338,352	9,798,674
Commvault Systems, Inc.[1]	437,521	21,687,916
Ellie Mae, Inc.[1]	148,320	2,669,760
Fortinet, Inc.[1]	692,912	16,089,417
Guidewire Software, Inc.[1]	573,862	16,136,999
Imperva, Inc.[1]	336,270	9,691,301
Infoblox, Inc.[1]	25,067	574,786
Jive Software, Inc.[1]	99,520	2,088,925
NetSuite, Inc.[1]	470,607	25,775,145
ServiceNow, Inc.[1]	325,623	8,010,326
Sourcefire, Inc.[1]	354,630	18,227,982
Tangoe, Inc.[1]	569,850	12,143,504
TIBCO Software, Inc.[1]	593,071	17,744,684
Ultimate Software Group, Inc. (The)[1]	267,272	23,819,281

		211,239,083
Materials–2.9%
Chemicals–1.7%
American Vanguard Corp.	197,810	5,259,768
Cytec Industries, Inc.	182,420	10,697,109
Fuller (H.B.) Co.	248,420	7,626,494

		23,583,371

4	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

	Shares	Value
Construction Materials–0.8%
Eagle Materials, Inc.	321,220	$11,994,355
Metals & Mining–0.4%
Carpenter Technology Corp.	110,190	5,271,485

Total Common Stocks (Cost $1,061,017,737)		1,350,380,639
Investment Company–4.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[2,3] (Cost $66,036,715)	66,036,715	66,036,715
Total Investments, at Value (Cost $1,127,054,452)	101.0%	1,416,417,354
Liabilities in Excess of Other Assets	(1.0)	(14,249,884)

Net Assets	100.0%	$1,402,167,470

Footnotes to Statement of Investments

*	June 29, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
1.	Non-income producing security.

5	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2011	Gross Additions	Gross Reductions	Shares June 29, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	77,981,056	446,735,164	458,679,505	66,036,715

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$66,036,715	$73,253

3.	Rate shown is the 7-day yield as of June 29, 2012.

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

6	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

7	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair

8	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$245,205,030	$—	$—	$245,205,030
Consumer Staples	47,945,767	—	—	47,945,767
Energy	49,470,076	—	—	49,470,076
Financials	84,228,180	—	—	84,228,180
Health Care	273,404,190	—	—	273,404,190
Industrials	193,618,450	—	—	193,618,450
Information Technology	415,659,735	—	—	415,659,735
Materials	40,849,211	—	—	40,849,211
Investment Company	66,036,715	—	—	66,036,715

Total Assets	$1,416,417,354	$—	$—	$1,416,417,354

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

9	Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,132,703,612

Gross unrealized appreciation	$300,807,334
Gross unrealized depreciation	(17,093,592)

Net unrealized appreciation	$283,713,742

10	Oppenheimer Discovery Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 8/9/2012